UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   /__/  is a restatement.
                                    /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Olstein Capital Management, L.P. (formerly known as Olstein & Associates, L.P.)
Address: 4 Manhattanville Road
         Purchase, NY  10577

Form 13F File Number:  028-05485

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Luper
Title: Executive Vice President
Phone: (914) 269-6100

Signature, Place, and Date of Signing:


/s/ Michael Luper
MICHAEL LUPER
Purchase, NY
November 14, 2006

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F Summary Page

Report Summary:


Number of Other Included Managers:

      1

Form 13F Information Table Entry Total:

      57

Form 13F Information Table Value Total:

   $  1,536,870 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number    Name
1       28-4024                 Smith Barney Fund Management LLC




 (OLSTEIN CAPITAL MANAGEMENT, L.P. (formerly knwon as OLSTEIN & ASSOCIATES, L.P.)
                   FORM 13F INFORMATION TABLE AS OF 9/30/2006

(COLUMN 1)             (COLUMN 2)   (COLUMN 3) (COLUMN 4) (COLUMN 5)(COLUMN 6)(COLUMN 7)(COLUMN 8)(COLUMN 9)(COLUMN 10)

NAME OF                 TITLE OF     CUSIP      VALUE     SHRS OR   INVESTMENT DISCRETION  OTHER   VOTING AUTHORITY
ISSUER                   CLASS                 (X$1000)   PRN AMT*    (SOLE)   (SHARED)  MANAGERS   (SOLE)   (SHARED)

3COM CORP               Common      885535104  14,296    3,241,800   2,917,300  324,500           2,917,300  324,500
3M CO                   Common      88579Y101  25,057      336,700     303,500   33,200             303,500   33,200
ADAPTEC INC             Common      00651F108  23,044    5,225,500   4,702,000  523,500           4,702,000  523,500
AMERICAN EXPRESS CO     Common      025816109  22,124      394,500     355,500   39,000             355,500   39,000
AMERICAN INTL GROUP INC Common      026874107  44,739      675,200     608,300   66,900             608,300   66,900
APPLE COMPUTER INC      Common      037833100  36,949      479,700     432,600   47,100             432,600   47,100
ATMEL CORP              Common      049513104  22,418    3,711,600   3,347,300  364,300           3,347,300  364,300
AVERY DENNISON CORP     Common      053611109  14,850      246,800     222,100   24,700             222,100   24,700
BANK OF AMERICA
  CORPORATION           Common      060505104  33,251      620,700     554,700   66,000             554,700   66,000
BAXTER INTL INC         Common      071813109  19,580      430,700     388,200   42,500             388,200   42,500
BLOUNT INTL INC NEW     Common      095180105  21,509    2,146,600   1,935,200  211,400           1,935,200  211,400
BURGER KING HLDGS INC   Common      121208201  11,798      739,200     665,600   73,600             665,600   73,600
CARTER INC              Common      146229109  14,979      567,600     511,800   55,800             511,800   55,800
CHEESECAKE FACTORY INC  Common      163072101  25,820      949,600     856,000   93,600             856,000   93,600
CHESAPEAKE ENERGY CORP  Common      165167107  25,844      891,800     801,900   89,900             801,900   89,900
CISCO SYS INC           Common      17275R102  35,537    1,545,200   1,393,500  151,700           1,393,500  151,700
CKE RESTAURANTS INC     Common      12561E105  19,076    1,140,900   1,025,000  115,900           1,025,000  115,900
CLAIRES STORES INC      Common      179584107  27,405      939,800     847,300   92,500             847,300   92,500
CLEVELAND CLIFFS INC    Common      185896107  26,974      707,800     637,000   70,800             637,000   70,800
COMMSCOPE INC           Common      203372107   9,069      276,000     248,700   27,300             248,700   27,300
DEL MONTE FOODS CO      Common      24522P103  26,195    2,506,700   2,259,700  247,000           2,259,700  247,000
DIGITAL RIV INC         Common      25388B104   5,112      100,000      91,300    8,700              91,300    8,700
DISNEY WALT CO          Common      254687106  36,097    1,167,800   1,052,400  115,400           1,052,400  115,400
ENERGY CONVERSION
  DEVICES INC  COM      Common      292659109  20,202      545,400     490,900   54,500             490,900   54,500
FEDERATED DEPT STORES
  INC DEL  COM          Common      31410H101  43,236    1,000,600     900,400  100,200             900,400  100,200
FINISH LINE INC         Common      317923100  27,755    2,199,300   1,983,800  215,500           1,983,800  215,500
FOOT LOCKER INC         Common      344849104  23,586      934,100     842,700   91,400             842,700   91,400
HARLAND JOHN H CO       Common      412693103  14,051      385,500     347,500   38,000             347,500   38,000
HASBRO INC              Common      418056107  29,379    1,291,400   1,161,400  130,000           1,161,400  130,000
INTERMEC INC            Common      458786100  19,535      741,100     668,000   73,100             668,000   73,100
JANUS CAP GROUP INC     Common      47102X105  31,694    1,607,200   1,446,200  161,000           1,446,200  161,000
JO-ANN STORES INC       Common      47758P307  35,104    2,099,500   1,888,900  210,600           1,888,900  210,600
JONES APPAREL GROUP INC Common      480074103  23,269      717,300     645,400   71,900             645,400   71,900
LOWES COS INC           Common      548661107  15,655      557,900     502,900   55,000             502,900   55,000
MARSH & MCLENNAN COS
  INC                   Common      571748102  65,629    2,331,400   2,101,000  230,400           2,101,000  230,400
MCDONALDS CORP          Common      580135101  39,597    1,012,200     907,650  104,550             907,650  104,550
MERRILL LYNCH & CO INC  Common      590188108  14,791      189,100     167,100   22,000             167,100   22,000
MOLSON COORS BREWING CO Common      60871R209  35,980      522,200     470,700   51,500             470,700   51,500
MORGAN STANLEY          Common      617446448  24,483      335,800     305,600   30,200             305,600   30,200
NASH FINCH CO           Common      631158102  11,741      498,980     449,700   49,280             449,700   49,280
NEENAH PAPER INC        Common      640079109  28,421      830,300     748,600   81,700             748,600   81,700
NEWPARK RES INC         Common      651718504  23,295    4,370,500   3,932,900  437,600           3,932,900  437,600
PENNEY J C INC          Common      708160106   9,281      135,700     122,300   13,400             122,300   13,400
PHELPS DODGE CORP       Common      717265102  32,643      385,400     347,600   37,800             347,600   37,800
PITNEY BOWES INC        Common      724479100  20,867      470,300     423,800   46,500             423,800   46,500
PLAYTEX PRODS INC       Common      72813P100  24,096    1,798,200   1,621,300  176,900           1,621,300  176,900
QUANTA SVCS INC         Common      74762E102  41,224    2,445,100   2,200,600  244,500           2,200,600  244,500
RADIOSHACK CORP         Common      750438103  29,764    1,542,200   1,390,400  151,800           1,390,400  151,800
ROSS STORES INC         Common      778296103  18,069      711,100     639,000   72,100             639,000   72,100
SCIENTIFIC GAMES CORP   Common      80874P109  24,491      770,149     694,320   75,829             694,320   75,829
TYCO INTL LTD NEW       Common      902124106  73,849    2,638,400   2,376,900  261,500           2,376,900  261,500
UNIVERSAL ELECTRS INC   Common      913483103   9,118      479,900     431,900   48,000             431,900   48,000
UNIVISION
  COMMUNICATIONS INC    Common      914906102  18,272      532,100     480,100   52,000             480,100   52,000
WADDELL & REED FINL INC Common      930059100  27,190    1,098,600     993,000  105,600             993,000  105,600
WILLIAMS COS INC DEL    Common      969457100  50,884    2,131,700   1,921,800  209,900           1,921,800  209,900
XEROX CORP              Common      984121103  28,727    1,846,200   1,665,100  181,100           1,665,100  181,100
XL CAP LTD              Common      G98255105  40,787      593,700     535,200   58,500             535,200   58,500
XTO ENERGY INC          Common      98385X106  18,482      438,700     395,400   43,300             395,400   43,300

                                          Total Value (Rounded)1,536,870
                                          Total Value (Actual) 1,536,870,737.60
                                          Total Shares            69,229,429.00

*All of the securities listed in this column are stated in SH.